UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7740

Salomon Brothers 2008 Worldwide

Dollar Government Term Trust Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS

2008 WORLDWIDE DOLLAR GOVERNMENT TERM TRUST INC.

FORM N-Q

OCTOBER 31, 2005

SALOMON BROTHERS 2008 WORLDWIDE DOLLAR GOVERNMENT TERM TRUST INC.

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 79.5%
FHLMC - 24.0%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
$885,751	7.000% due 10/1/17-11/1/32	$925,398
20,000,000	5.000% due 11/1/35 (a)(b)	19,243,760
74,000,000	6.000% due 11/1/35 (a)(b)	74,740,000

	TOTAL FHLMC	94,909,158

FNMA - 55.5%
	Federal National Mortgage Association (FNMA):
120,000,000	5.000% due 11/1/35 (a)(b)	115,500,000
35,000,000	5.500% due 11/1/35 (a)(b)	34,529,670
43,000,000	6.000% due 11/1/35 (a)(b)	43,376,250
25,000,000	6.500% due 11/1/35 (a)(b)	25,664,050

	TOTAL FNMA	219,069,970

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $320,891,397)	313,979,128

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.1%
	Federal Home Loan Mortgage Corp. (FHLMC):
3,045,819	Series 2572, Class LI, PAC-1 IO, 5.500% due 5/15/22	54,705
6,252,306	Series 2591, Class LI, PAC-1 IO, 5.500% due 4/15/21	231,283
18,150,726	Series 2591, Class PI, PAC-1 IO, 5.500% due 2/15/30	2,753,234
12,636,556	Series 2594, Class IO, PAC IO, 5.000% due 3/15/14	768,069
11,718,818	Series 2595, Class WT, PAC IO, 5.500% due 9/15/22	931,136
14,874,949	Series 2603, Class LI, PAC-1 IO, 5.500% due 9/15/28	1,870,908
9,930,915	Series 2617, Class IB, PAC IO, 4.500% due 8/15/12	669,775
5,497,906	Series 2617, Class IE, PAC IO, 4.500% due 5/15/15	823,287
4,158,227	Series 2617, Class TI, PAC IO, 4.500% due 6/15/09	60,097
11,955,232	Series 2638, Class DI, PAC IO, 5.000% due 5/15/23	2,082,242
3,476,243	Series 2639, Class UI, PAC-1 IO, 5.000% due 3/15/22	611,796
22,176,324	Series 2644, Class IB, PAC-1 IO, 5.000% due 10/15/15	361,625
15,071,846	Series 2645, Class IW, PAC IO, 5.000% due 7/15/26	1,657,825
7,714,949	Series 2664, Class UA, PAC IO, 5.500% due 7/15/17	158,071
11,849,605	Series 2686, Class WI, PAC-1 IO, 5.500% due 10/15/16	156,794
5,878,457	Series 2687, Class IA, PAC IO, 5.500% due 9/15/22	300,113
9,281,733	Series 2742, Class IL, PAC IO, 5.000% due 9/15/12	452,025
	Federal National Mortgage Association (FNMA):
25,455,817	Series 2003-122, Class IB, IO, 5.000% due 5/25/16	1,695,174
2,696,805	Series 2003-54, Class TI, IO, 4.500% due 5/25/09	34,885
11,714,780	Series 2003-90, Class UC, IO, 5.500% due 8/25/22	509,786
10,061,555	Series 2004-31, Class IC, IO, 4.500% due 1/25/14	1,053,114
19,204,835	Series 352, Class 2, IO, 5.500% due 7/1/34	4,858,224
	Strip:
22,983,632	Series 332, Class 2, IO, 6.000% due 2/1/33	5,505,299
17,300,468	Series 337, Class 2, IO, 5.000% due 6/1/33	4,173,738
	Government National Mortgage Association (GNMA):
4,871,360	Series 2003-12, Class IN, PAC IO, 5.500% due 2/16/28	329,615
598,745	Series 2003-77, Class TI, PAC IO, 6.000% due 11/16/28	13,218

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $27,564,437)	32,116,038

MUNICIPAL BONDS - 8.5%
Pennsylvania - 1.2%
	Westmoreland County, PA, GO, Refunding, Series G, FGIC-Insured:
2,665,000	zero coupon bond to yield 3.463% due 6/1/08	2,438,795

See Notes to Schedule of Investments.

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SALOMON BROTHERS 2008 WORLDWIDE DOLLAR GOVERNMENT TERM TRUST INC.

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	SECURITY	VALUE
Pennsylvania - 1.2% (continued)
$2,515,000	zero coupon bond to yield 3.507% due 12/1/08	$2,259,350

	Total Pennsylvania	4,698,145

Texas - 7.3%
11,200,000	Austin, TX, Utility Systems Revenue, Refunding, Series A, Prior Lien, MBIA-Insured, zero coupon bond to yield 3.515% due 11/15/08	10,074,624
	Edinburg, TX, Consolidated ISD, GO, Refunding School Building, PSF-GTD-Insured:
1,845,000	zero coupon bond to yield 3.450% due 2/15/08	1,706,053
2,705,000	zero coupon bond to yield 3.660% due 2/15/09	2,400,823
5,470,000	Harris County, TX, GO, Series A, FGIC-Insured, zero coupon bond to yield 3.495% due 8/15/08	4,966,158
10,535,000	Texas State Public Finance Authority, Capital Appreciation Refunding, MBIA-Insured, zero coupon bond to yield 3.447% due 2/1/08	9,755,305

	Total Texas	28,902,963

	TOTAL MUNICIPAL BONDS (Cost - $31,845,480)	33,601,108

SOVEREIGN BONDS - 65.6%
Argentina - 0.7%
2,964,888	Republic of Argentina, Discount Bonds, 8.280% due 12/31/33 (c)	2,895,955

Brazil - 25.1%
	Federative Republic of Brazil:
1,319,000	Collective Action Security, 8.000% due 1/15/18 (c)	1,363,846
63,150,000	Discount Bond, Series Z-L, 5.188% due 4/15/24 (d)	60,387,188
39,650,000	Par Bond, Series Z-L, 6.000% due 4/15/24	37,394,906

	Total Brazil	99,145,940

Colombia - 2.7%
	Republic of Colombia:
6,500,000	10.000% due 1/23/12 (c)	7,673,250
2,100,000	11.750% due 2/25/20 (c)	2,835,000

	Total Colombia	10,508,250

Malaysia - 0.4%
1,300,000	Federation of Malaysia, 8.750% due 6/1/09	1,460,544

Mexico - 2.4%
	United Mexican States, Series A, Notes:
6,700,000	6.375% due 1/16/13	7,043,375
2,200,000	7.500% due 4/8/33	2,513,500

	Total Mexico	9,556,875

Panama - 1.9%
6,200,000	Republic of Panama, 9.375% due 1/16/23	7,564,000

Peru - 2.0%
	Republic of Peru:
2,350,000	9.125% due 2/21/12 (c)	2,720,713
5,494,000	PDI, 5.000% due 3/7/17 (d)	5,287,975

	Total Peru	8,008,688

Philippines - 7.1%
28,500,000	Republic of the Philippines, Series B, 6.500% due 12/1/17	28,215,000

Poland - 8.4%
	Republic of Poland:
16,380,000	Par Bonds, step bond to yield 4.981% due 10/27/24	15,315,300

See Notes to Schedule of Investments.

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SALOMON BROTHERS 2008 WORLDWIDE DOLLAR GOVERNMENT TERM TRUST INC.

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	SECURITY	VALUE
Poland - 8.49% (continued)
$19,000,000	Series RSTA, step bond to yield 5.409% due 10/27/24	$17,750,712

	Total Poland	33,066,012

Russia - 2.5%
	Russian Federation:
1,800,000	11.000% due 7/24/18 (c)(e)	2,628,000
6,450,000	step bond to yield 5.702% due 3/31/30 (e)	7,169,578

	Total Russia	9,797,578

Turkey - 2.2%
	Republic of Turkey:
4,950,000	11.500% due 1/23/12	6,261,750
2,350,000	8.000% due 2/14/34	2,441,062

	Total Turkey	8,702,812

Venezuela - 10.2%
	Bolivarian Republic of Venezuela, Par Bonds:
25,000,000	Series A, 6.750% due 3/31/20	25,112,500
15,000,000	Series B, 6.750% due 3/31/20	15,067,500

	Total Venezuela	40,180,000

	TOTAL SOVEREIGN BONDS (Cost - $211,375,259)	259,101,654

SHARES
RIGHTS - 0.9%
Mexico - 0.9%
78,422,000	United Mexican States, Value Recovery Rights, Series D	1,740,969
58,500,000	United Mexican States, Value Recovery Rights, Series E	1,579,500

	TOTAL RIGHTS (Cost - $0)	3,320,469

CONTRACTS
WARRANT - 2.5%
Venezuela - 2.5%
328,650	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20* (Cost - $0)	9,859,500

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $591,676,573)	651,977,897

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 17.8%
Repurchase Agreements - 13.9%
$15,000,000	Interest in $442,372,000 joint tri-party repurchase agreement dated 10/31/05 with Morgan Stanley, 3.990% due 11/1/05; Proceeds at maturity - $15,001,663; (Fully collateralized by various U.S. government agency obligations 2.465% to 7.000% due 11/28/06 to 7/21/25; Market value - $15,369,397)	15,000,000
9,788,000	Interest in $447,167,000 joint tri-party repurchase agreement dated 10/31/05 with Goldman, Sachs & Co., 4.010% due 11/1/05; Proceeds at maturity - $9,789,090; (Fully collateralized by various U.S. Treasury obligations, 1.875% to 3.875% due 1/15/07 to 4/15/32; Market value - $9,986,279)	9,788,000
15,000,000	Interest in $687,604,000 joint tri-party repurchase agreement dated 10/31/05 with Banc of America Securities LLC, 4.000% due 11/1/05; Proceeds at maturity - $15,001,667; (Fully collateralized by various U.S. government agency & Treasury obligations, 0.000% to 6.875% due 11/10/05 to 8/6/38; Market value - $15,300,018)	15,000,000

See Notes to Schedule of Investments.

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SALOMON BROTHERS 2008 WORLDWIDE DOLLAR GOVERNMENT TERM TRUST INC.

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	SECURITY	VALUE
Repurchase Agreements - 17.8% (continued)
$15,000,000	Interest in $689,187,000 joint tri-party repurchase agreement dated 10/31/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.000% due 11/1/05; Proceeds at maturity - $15,001,667; (Fully collateralized by U.S. Treasury obligations, 0.000% to 3.750% due 11/3/05 to 5/15/08; Market value - $15,300,034)	$15,000,000

	Total Repurchase Agreements (Cost - $54,788,000)	54,788,000

SHARES
Securities Purchased from Securities Lending Collateral - 3.9%
15,550,705	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $15,550,705)	15,550,705

	TOTAL SHORT-TERM INVESTMENTS (Cost - $70,338,705)	70,338,705

	TOTAL INVESTMENTS - 182.9% (Cost - $662,015,278#)	722,316,602
	Liabilities in Excess of Other Assets - (82.9)%	(327,287,022)

	TOTAL NET ASSETS - 100.0%	$395,029,580

*	Non-income producing security.

(a)	This security is traded on a “to-be-announced” basis.

(b)	All or a portion of this security is acquired under mortgage dollar roll agreement.

(c)	All or a portion of this security is on loan (See Notes 1 and 2).

(d)	Variable rate securities. Coupon rates disclosed are those which are in effect at October 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
IO	—Interest Only
ISD	—Independent School District
MBIA	—Municipal Bond Investors Assurance Corporation
PAC	—Planned Amortization Cost
PDI	—Past Due Interest
RSTA	—Revolving Short-Term Agreement

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(e) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$68,195,619
Gross unrealized depreciation	(7,894,295)

Net unrealized appreciation	$60,301,324

At October 31, 2005, the Fund had the following open futures contracts:

Contracts to Sell:	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
U.S. Treasury 10 Year Notes	1,232	12/05	$135,864,945	$133,614,250	$2,250,695

At October 31, 2005, the Fund held TBA securities with a total cost of $316,509,472.

At October 31, 2005, the Fund loaned securities having a market value of $15,426,042. The Fund received cash collateral amounting to $15,550,705 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
Chief Executive Officer

Date	December 29, 2005

By	/s/ FRANCES M. GUGGINO
Chief Financial Officer

Date	December 29, 2005